Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	Cook & Bynum Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001459065
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2020
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2020
Prospectus Date	rr_ProspectusDate	Jan. 28, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
The Cook & Bynum Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	The Cook & Bynum Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Cook & Bynum Funds Trust
(the “Trust”)

The Cook & Bynum Fund (the “Fund”)

Supplement dated April 30, 2020 to the Prospectus dated January 28, 2020

The disclosure under “Principal Risks—Market Risk” in the “The Cook & Bynum Fund Summary” section on page 4 of the Fund’s prospectus is deleted and replaced with the following:

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Market Risk: Prices of equity securities and the value of the Fund’s investments will fluctuate and may decline significantly over short-term or long-term periods.  Foreign and domestic economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics and other events are among the factors affecting the securities markets in which the Fund invests.  There is risk that these and other factors may adversely affect the Fund’s performance.

Supplement Closing [Text Block]	ck0001459065_SupplementClosingTextBlock	Please retain this supplement for future reference.
The Cook & Bynum Fund | The Cook & Bynum Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	COBYX